Effect of change in presentation currency - CONSOLIDATED INCOME STATEMENT as previously reported (Details) € / shares in Units, $ / shares in Units, € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2018 USD ($)	Dec. 31, 2017 EUR (€) € / shares	Dec. 31, 2017 USD ($) $ / shares	[1]	Dec. 31, 2016 EUR (€) € / shares	Dec. 31, 2016 USD ($) $ / shares	[1]	Dec. 31, 2015 EUR (€) € / shares
Income statement
Revenue | $		$ 9,097			$ 8,596			$ 7,014
Cost of sales | $		(7,778)			(7,210)			(5,786)
Gross profit/(loss) | $		1,319			1,386			1,228
Sales, general and administration expenses | $		(433)			(450)			(462)
Operating profit/(loss) | $		435			672			575
Finance expense | $		(485)			(649)			(594)
Profit/(loss) before tax | $		(50)			23			(19)
Income tax (charge)/credit | $		(44)			40			(55)
Profit/(loss) for the year	€ (83)	(94)	$ (94)	€ 54	63	[2],[3]	€ (67)	(74)	[2],[3]
Profit/(loss) attributable to:
Equity holders | $		$ (94)			$ 63			$ (74)
Profit/(loss) per share:
Basic (loss)/profit for the year attributable to equity holders | $ / shares		$ (0.40)			$ 0.27			$ (0.37)
Previously stated
Income statement
Revenue				7,644			6,345			€ 5,199
Cost of sales				(6,406)			(5,236)			(4,322)
Gross profit/(loss)				1,238			1,109			877
Sales, general and administration expenses				(402)			(416)			(318)
Intangible amortization				(235)			(173)			(109)
Operating profit/(loss)				601			520			450
Finance expense				(582)			(615)			(527)
Finance income							78
Profit/(loss) before tax				19			(17)			(77)
Income tax (charge)/credit				35			(50)			(63)
Profit/(loss) for the year				54			(67)			(140)
Profit/(loss) attributable to:
Equity holders				€ 54			€ (67)			€ (140)
Profit/(loss) per share:
Basic (loss)/profit for the year attributable to equity holders | € / shares				€ 0.24			€ (0.33)			€ (0.69)
Before exceptional items
Income statement
Revenue | $		$ 9,097			$ 8,596			$ 7,014
Cost of sales | $		(7,654)			(7,110)			(5,771)
Gross profit/(loss) | $		1,443			1,486			1,243
Sales, general and administration expenses | $		(414)			(401)			(332)
Operating profit/(loss) | $		764			821			720
Finance expense | $		(463)			(517)			(497)
Profit/(loss) before tax | $		301			304			223
Income tax (charge)/credit | $		(98)			(98)			(104)
Profit/(loss) for the year | $		203			206			119
Before exceptional items | Previously stated
Income statement
Revenue				€ 7,644			€ 6,345			€ 5,199
Cost of sales				(6,321)			(5,221)			(4,285)
Gross profit/(loss)				1,323			1,124			914
Sales, general and administration expenses				(359)			(300)			(274)
Intangible amortization				(235)			(173)			(109)
Operating profit/(loss)				729			651			531
Finance expense				(459)			(450)			(514)
Profit/(loss) before tax				270			201			17
Income tax (charge)/credit				(87)			(93)			(95)
Profit/(loss) for the year				183			108			(78)
Exceptional items
Income statement
Cost of sales | $		(124)			(100)			(15)
Gross profit/(loss) | $		(124)			(100)			(15)
Sales, general and administration expenses | $		(19)			(49)			(130)
Operating profit/(loss) | $		(329)			(149)			(145)
Finance expense | $		(22)			(132)			(97)
Profit/(loss) before tax | $		(351)			(281)			(242)
Income tax (charge)/credit | $		54			138			49
Profit/(loss) for the year | $		$ (297)			$ (143)			$ (193)
Exceptional items | Previously stated
Income statement
Cost of sales				(85)			(15)			(37)
Gross profit/(loss)				(85)			(15)			(37)
Sales, general and administration expenses				(43)			(116)			(44)
Operating profit/(loss)				(128)			(131)			(81)
Finance expense				(123)			(165)			(13)
Finance income							78
Profit/(loss) before tax				(251)			(218)			(94)
Income tax (charge)/credit				122			43			32
Profit/(loss) for the year				€ (129)			€ (175)			€ (62)

[1]	The consolidated income statements for the years ended December 31, 2017 and 2016 have been re-presented to reflect the Group’s change in presentation currency from euro to U.S. dollar on January 1, 2018 as described in Notes 2 and 29 to these consolidated financial statements.
[2]	The consolidated statements of changes in equity for the years ended December 31, 2017 and 2016 have been re-presented to reflect the Group’s change in presentation currency from euro to U.S. dollar on January 1, 2018 as described in detail in Notes 2 and 29 to these consolidated financial statements.
[3]	The consolidated statements of comprehensive income for the years ended December 31, 2017 and 2016 have been re-presented to reflect the Group’s change in presentation currency from euro to U.S. dollar on January 1, 2018 as described in Notes 2 and 29 to these consolidated financial statements.